Balance of Technical reports (Details) - BRL (R$)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Audit of the annual financial statements of the companies audited by external audit (constant scope of consolidation)	R$ 26.3	R$ 24.0	R$ 25.2
Audit Related	0.2	0.4	0.1
Others	0.4	0.0	0.3
Total	R$ 26.9	R$ 24.4	R$ 25.6